Quarterly Results	12 Months Ended
Dec. 31, 2011
Quarterly Results [Abstract]
Quarterly Results

Note 16—Quarterly Results (Unaudited)

The following table presents selected unaudited quarterly financial data for each quarter during the year ended December 31, 2011 (in thousands except per share information).

	For the Quarter Ended				For the Year Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011	December 31, 2011
Total revenues	$ 58,829	$ 59,689	$ 62,013	$ 63,865	$ 244,396
Total operating expenses	$ 52,195	$ 53,102	$ 54,053	$ 51,495	$ 210,845
Operating income	$ 6,634	$ 6,587	$ 7,960	$ 12,370	$ 33,551
Loss from continuing operations	$ (10,090)	$ (11,191)	$ (9,822)	$ (4,094)	$ (35,197)
Income from discontinued operations	$ 245	$ 1,656	$ 731	$ 3,722	$ 6,354
Net loss attributable to common stockholders	$ (8,536)	$ (8,475)	$ (8,076)	$ (163)	$ (25,250)

Earnings per common share – basic and diluted:
Loss from continuing operations	$ (0.04)	$ (0.04)	$ (0.03)	$ (0.02)	$ (0.13)
Income from discontinued operations	0.00	0.00	0.00	0.02	0.02

Net loss attributable to common stockholders	$ (0.04)	$ (0.04)	$ (0.03)	$ (0.00)	$ (0.11)

Basic and diluted common shares outstanding	233,288	245,413	245,805	245,939	242,591

The following table presents selected unaudited quarterly financial data for each quarter during the year ended December 31, 2010 (in thousands except per share information).

	For the Quarter Ended				For the Year Ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010	December 31, 2010
Total revenues	$ 53,912	$ 54,652	$ 56,414	$ 55,782	$ 220,760
Total operating expenses	$ 48,231	$ 48,573	$ 49,035	$ 52,309	$ 198,148
Operating income	$ 5,681	$ 6,079	$ 7,379	$ 3,473	$ 22,612
Loss from continuing operations	$ (8,636)	$ (7,616)	$ (9,307)	$ (12,462)	$ (38,021)
Income (loss) from discontinued operations	$ 399	$ (4,501)	$ (512)	$ (431)	$ (5,045)
Gain (loss) on dispositions of real estate interests	$ 16	$ —	$ (3)	$ —	$ 13
Net loss attributable to common stockholders	$ (7,224)	$ (10,731)	$ (8,680)	$ (11,195)	$ (37,830)

Earnings per common share – basic and diluted:
Loss from continuing operations	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.16)
Income (loss) from discontinued operations	0.00	(0.02)	(0.00)	(0.00)	(0.02)

Net loss attributable to common stockholders	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.05)	$ (0.18)

Basic and diluted common shares outstanding	208,350	210,841	211,634	218,723	212,412